IFRS 7 Disclosure - Credit and Counterparty Risk - Summary of Net Loans and Acceptances by Interest Rate Sensitivity (Detail) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Net loans and acceptances	$ 402,576	$ 375,053
Fixed interest rate [member]
Disclosure of credit risk exposure [line items]
Net loans and acceptances	193,661	190,254
Floating interest rate [member]
Disclosure of credit risk exposure [line items]
Net loans and acceptances	190,330	168,253
Non interest sensitive [member]
Disclosure of credit risk exposure [line items]
Net loans and acceptances	$ 18,585	$ 16,546